ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.6%
------------------------------------------------------------------------
     $2,250        Conway, Public Facilities Board,
                   (Hendrix College), 6.00%, 10/1/26         $ 2,360,475
        500        University of Arkansas Student Fee,
                   Phillips College, 5.00%, 9/1/17               508,960
------------------------------------------------------------------------
                                                             $ 2,869,435
------------------------------------------------------------------------
Electric Utilities -- 2.5%
------------------------------------------------------------------------
     $  550        Jefferson, Pollution Control, (Arkansas
                   Power and Light), 6.30%, 6/1/18           $   568,722
      1,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 514,490
------------------------------------------------------------------------
                                                             $ 1,083,212
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.5%
------------------------------------------------------------------------
     $  500        Harrison, Residential Housing Facility
                   Board, Single Family Mortgage, (FGIC),
                   Escrowed to Maturity, 7.40%, 9/1/11       $   633,750
------------------------------------------------------------------------
                                                             $   633,750
------------------------------------------------------------------------
General Obligations -- 6.1%
------------------------------------------------------------------------
     $2,750        Arkansas State College Savings,
                   0.00%, 6/1/14                             $ 1,662,182
      2,000        Puerto Rico, 0.00%, 7/1/18                    990,020
------------------------------------------------------------------------
                                                             $ 2,652,202
------------------------------------------------------------------------
Hospital -- 17.8%
------------------------------------------------------------------------
     $  500        Arkansas Development Finance Authority,
                   (Washington Regional Medical Center),
                   7.375%, 2/1/29                            $   553,280
        800        Arkansas Development Finance Authority,
                   (White River Medical Center),
                   5.60%, 6/1/24                                 804,464
        750        Baxter County, Community Hospital
                   District, 5.625%, 9/1/28                      740,220
      1,000        Conway, Health Facilities Board, (Conway
                   Regional Medical Center), 6.40%, 8/1/29     1,049,000
        625        Little Rock, Health Facilities Board,
                   (Baptist Medical Center),
                   6.80%, 11/1/05                                698,630
        250        North Little Rock, Health Facilities
                   Board, (Baptist Health), 5.70%, 7/1/22        256,660
      1,250        Paragould, Hospital, (Methodist Hospital
                   Corp.), 6.375%, 10/1/17                     1,304,338
        785        Pulaski County, (Children's Hospital),
                   5.25%, 3/1/16                                 811,784
      1,000        Pulaski County, (Children's Hospital),
                   6.20%, 3/1/22                               1,033,970
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital (continued)
------------------------------------------------------------------------
     $  440        Sebastian County, Health Facilities
                   Board, (Sparks Regional Medical Center),
                   5.25%, 11/1/21                            $   440,999
------------------------------------------------------------------------
                                                             $ 7,693,345
------------------------------------------------------------------------
Housing -- 5.2%
------------------------------------------------------------------------
     $  380        Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27         $   394,740
      1,305        Arkansas Development Finance Authority,
                   SFM, (GNMA/ FNMA), (AMT), 6.70%, 7/1/27     1,386,275
        500        North Little Rock, Residential Housing
                   Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 477,490
------------------------------------------------------------------------
                                                             $ 2,258,505
------------------------------------------------------------------------
Industrial Development Revenue -- 13.3%
------------------------------------------------------------------------
     $2,000        Baxter, (Aeroquip Corp.), 5.80%, 10/1/13  $ 2,238,820
      1,750        Blytheville, Solid Waste Recycling and
                   Sewer Treatment, (Nucor Corp.), (AMT),
                   6.90%, 12/1/21                              1,800,015
        750        Calhoun County, Solid Waste Disposal
                   Revenue, (Georgia-Pacific Corp.), (AMT),
                   6.375%, 11/1/26                               678,330
        250        Pine Bluff, Environmental Improvements
                   Revenue, (International Paper Co.),
                   (AMT), 6.70%, 8/1/20                          265,030
      1,150        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               782,322
------------------------------------------------------------------------
                                                             $ 5,764,517
------------------------------------------------------------------------
Insured-Education -- 2.0%
------------------------------------------------------------------------
     $  310        Arkansas State University, (Consolidated
                   Building System), (AMBAC), 5.10%, 4/1/24  $   313,962
        500        University of Central Arkansas, (AMBAC),
                   6.125%, 4/1/26                                552,595
------------------------------------------------------------------------
                                                             $   866,557
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.2%
------------------------------------------------------------------------
     $  250        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/10                     $   299,765
      1,000        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/15                       1,234,670
        500        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            535,305
        135        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(1)(2)                                  149,298
     $  450        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   481,014
------------------------------------------------------------------------
                                                             $ 2,700,052
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 7.8%
------------------------------------------------------------------------
     $  500        Arkansas State College Savings, (FGIC),
                   0.00%, 6/1/17                             $   253,045
        500        Little Rock, School District, (FSA),
                   5.25%, 2/1/33                                 514,890
      1,500        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                               1,519,680
        500        Puerto Rico General Obligation, (MBIA),
                   5.50%, 7/1/21                                 562,685
        500        Rogers, School District, (AMBAC),
                   5.00%, 2/1/27                                 502,445
------------------------------------------------------------------------
                                                             $ 3,352,745
------------------------------------------------------------------------
Insured-Hospital -- 7.2%
------------------------------------------------------------------------
     $2,000        Jonesboro, Residential Housing and
                   Health Care Facilities Board Hospital,
                   (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                    $ 2,145,980
        400        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                 426,984
        500        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                 522,935
------------------------------------------------------------------------
                                                             $ 3,095,899
------------------------------------------------------------------------
Insured-Transportation -- 2.8%
------------------------------------------------------------------------
     $  200        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(2)                              $   207,872
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              987,210
------------------------------------------------------------------------
                                                             $ 1,195,082
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.2%
------------------------------------------------------------------------
     $  500        Conway, Water Revenue, (FGIC),
                   5.125%, 12/1/23                           $   510,040
------------------------------------------------------------------------
                                                             $   510,040
------------------------------------------------------------------------
Miscellaneous -- 1.9%
------------------------------------------------------------------------
     $  750        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/40                 $   800,438
------------------------------------------------------------------------
                                                             $   800,438
------------------------------------------------------------------------
Pooled Loans -- 1.7%
------------------------------------------------------------------------
     $  700        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $   736,379
------------------------------------------------------------------------
                                                             $   736,379
------------------------------------------------------------------------
Special Tax Revenue -- 6.4%
------------------------------------------------------------------------
     $  250        Arkansas, (Federal Highway) Grant
                   Anticipation Tax Revenue, 5.00%, 8/1/14   $   272,328
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $2,000        Little Rock, Hotel and Restaurant Gross
                   Receipts Tax, 7.375%, 8/1/15              $ 2,511,800
------------------------------------------------------------------------
                                                             $ 2,784,128
------------------------------------------------------------------------
Transportation -- 1.7%
------------------------------------------------------------------------
     $  750        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27          $   752,775
------------------------------------------------------------------------
                                                             $   752,775
------------------------------------------------------------------------
Water and Sewer -- 5.3%
------------------------------------------------------------------------
     $1,000        Arkansas Development Finance Authority,
                   (Waste Water System), 5.00%, 6/1/22       $ 1,009,340
        250        Arkansas Development Finance Authority,
                   (Waste Water System), 5.50%, 12/1/19          279,595
      1,000        South Sebastian County, Water Users
                   Association, 6.15%, 6/1/23                  1,006,220
------------------------------------------------------------------------
                                                             $ 2,295,155
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.2%
   (identified cost $39,745,045)                             $42,044,216
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.8%                       $ 1,215,805
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $43,260,021
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arkansas-municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2002, 29.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.5% to 10.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $58,846,113        $39,745,045         $51,800,509        $65,158,186
   Unrealized appreciation           4,504,382          2,299,171           2,421,829          2,723,718
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $63,350,495        $42,044,216         $54,222,338        $67,881,904
------------------------------------------------------------------------------------------------------------
Cash                               $ 1,417,773        $   678,349         $ 1,395,113        $   778,740
Interest receivable                    742,278            547,743             732,881            872,463
Receivable for when-issued
   securities                          985,126                 --                  --                 --
Prepaid expenses                           205                140                 207                258
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $66,495,877        $43,270,448         $56,350,539        $69,533,365
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $    19,125        $        --         $    10,000        $    13,500
Payable for when-issued
   securities                        1,991,409                 --                  --                 --
Payable to affiliate for
   Trustees' fees                           40                 40                  40                 40
Accrued expenses                        10,537             10,387              10,207             10,756
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $ 2,021,111        $    10,427         $    20,247        $    24,296
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $64,474,766        $43,260,021         $56,330,292        $69,509,069
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $60,018,502        $40,960,850         $53,936,655        $66,819,317
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  4,456,264          2,299,171           2,393,637          2,689,752
------------------------------------------------------------------------------------------------------------
TOTAL                              $64,474,766        $43,260,021         $56,330,292        $69,509,069
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $27,708,233         $81,724,090         $53,406,184            $87,161,251
   Unrealized appreciation                  1,669,787           1,237,882           4,389,818              6,641,906
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $29,378,020         $82,961,972         $57,796,002            $93,803,157
---------------------------------------------------------------------------------------------------------------------------
Cash                                      $   299,088         $     3,793         $   253,080            $        --
Receivable for investments sold                60,566           1,453,500              45,000              1,020,000
Interest receivable                           380,247           1,015,335             672,760              1,060,876
Prepaid expenses                                   98                 265                 179                    315
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $30,118,019         $85,434,865         $58,767,021            $95,884,348
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                              $     8,750         $     8,437         $     8,750            $    27,500
Payable for when-issued securities            710,858                  --                  --                     --
Due to bank                                        --                  --                  --                 26,767
Payable to affiliate for Trustees'
   fees                                            --                  66                  --                     70
Accrued expenses                                9,444              10,827               9,942                 11,127
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   729,052         $    19,330         $    18,692            $    65,464
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $29,388,967         $85,415,535         $58,748,329            $95,818,884
---------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $27,754,362         $84,202,184         $54,383,179            $89,287,550
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         1,634,605           1,213,351           4,365,150              6,531,334
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $29,388,967         $85,415,535         $58,748,329            $95,818,884
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                      $78,223,489           $42,910,315             $43,743,995         $110,691,846
   Unrealized appreciation                3,576,105             2,451,910               2,991,399            7,412,271
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                   $81,799,594           $45,362,225             $46,735,394         $118,104,117
-------------------------------------------------------------------------------------------------------------------------
Cash                                    $   775,977           $   665,169             $   296,424         $         --
Receivable for investments sold              70,000                    --                 255,000                   --
Interest receivable                         978,656               697,755                 586,919            1,618,959
Prepaid expenses                                265                   125                     153                  394
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            $83,624,492           $46,725,274             $47,873,890         $119,723,470
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                            $        --           $     9,687             $     7,187         $     43,437
Due to bank                                      --                    --                      --               17,458
Payable to affiliate for Trustees'
   fees                                          --                    50                      --                   80
Accrued expenses                             10,412                 9,995                   9,656               13,028
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                       $    10,412           $    19,732             $    16,843         $     74,003
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                $83,614,080           $46,705,542             $47,857,047         $119,649,467
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals        $80,037,975           $44,286,740             $44,885,911         $112,411,849
Net unrealized appreciation
   (computed on the basis of
   identified cost)                       3,576,105             2,418,802               2,971,136            7,237,618
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $83,614,080           $46,705,542             $47,857,047         $119,649,467
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2002

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------
Interest                           $3,547,322          $2,407,850         $3,614,623          $4,171,714
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $3,547,322          $2,407,850         $3,614,623          $4,171,714
------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  201,138          $  102,707         $  193,221          $  250,954
Trustees fees and expenses              7,515               1,993              7,515               7,515
Legal and accounting services          26,548              25,500             29,994              26,828
Custodian fee                          37,626              29,426             38,499              37,163
Miscellaneous                           8,638               7,823              8,338               8,967
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  281,465          $  167,449         $  277,567          $  331,427
------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    6,908          $    5,410         $    6,079          $    9,817
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    6,908          $    5,410         $    6,079          $    9,817
------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  274,557          $  162,039         $  271,488          $  321,610
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $3,272,765          $2,245,811         $3,343,135          $3,850,104
------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $  (81,703)         $  602,730         $  649,733          $  342,490
   Financial futures contracts       (549,969)                 --           (282,440)           (499,408)
------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (631,672)         $  602,730         $  367,293          $ (156,918)
------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $  395,146          $ (501,713)        $ (953,422)         $ (702,871)
   Financial futures contracts        (47,543)                 --            (21,002)            (33,327)
------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $  347,603          $ (501,713)        $ (974,424)         $ (736,198)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                     $ (284,069)         $  101,017         $ (607,131)         $ (893,116)
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $2,988,696          $2,346,828         $2,736,004          $2,956,988
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2002

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                            $1,699,572           $4,663,763          $3,428,103            $ 5,534,862
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $1,699,572           $4,663,763          $3,428,103            $ 5,534,862
---------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   60,228           $  297,073          $  177,366            $   359,869
Trustees fees and expenses               1,159                7,489               4,315                  7,485
Legal and accounting services           24,055               33,388              23,314                 29,396
Custodian fee                           24,356               51,550              36,163                 52,738
Miscellaneous                            6,886                8,369               7,942                  8,648
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  116,684           $  397,869          $  249,100            $   458,136
---------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    5,066           $   14,140          $    6,901            $        --
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    5,066           $   14,140          $    6,901            $        --
---------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $  111,618           $  383,729          $  242,199            $   458,136
---------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $1,587,954           $4,280,034          $3,185,904            $ 5,076,726
---------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  229,974           $  326,651          $  119,538            $ 1,397,307
   Financial futures contracts        (239,030)            (296,913)           (251,411)              (652,409)
   Interest rate swap
      contracts                             --                   --                  --               (114,500)
---------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $   (9,056)          $   29,738          $ (131,873)           $   630,398
---------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $ (131,028)          $   31,193          $ (105,396)           $(1,556,189)
   Financial futures contracts         (31,405)             (23,892)            (17,478)              (101,718)
   Interest rate swap
      contracts                             --                   --                  --                 18,371
---------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $ (162,433)          $    7,301          $ (122,874)           $(1,639,536)
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                      $ (171,489)          $   37,039          $ (254,747)           $(1,009,138)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $1,416,465           $4,317,073          $2,931,157            $ 4,067,588
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2002

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
Interest                          $ 4,868,484            $2,445,464             $2,650,206          $ 6,909,701
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME           $ 4,868,484            $2,445,464             $2,650,206          $ 6,909,701
-------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee            $   297,021            $  102,780             $  126,082          $   469,672
Trustees fees and expenses              4,325                 1,308                  1,160                9,914
Legal and accounting services          27,592                24,984                 24,072               31,480
Custodian fee                          46,255                30,719                 30,408               55,329
Miscellaneous                           8,915                 7,419                  6,950               12,391
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $   384,108            $  167,210             $  188,672          $   578,786
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee     $    12,313            $    7,993             $    8,458          $        --
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $    12,313            $    7,993             $    8,458          $        --
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                      $   371,795            $  159,217             $  180,214          $   578,786
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $ 4,496,689            $2,286,247             $2,469,992          $ 6,330,915
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $   970,187            $   26,600             $  245,012          $ 1,797,195
   Financial futures contracts             --              (211,233)              (202,626)          (1,030,669)
   Interest rate swap
      contracts                            --                    --                     --             (171,750)
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)          $   970,187            $ (184,633)            $   42,386          $   594,776
-------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $(1,264,734)           $   40,686             $  (62,242)         $(1,897,384)
   Financial futures contracts             --               (32,193)               (15,034)            (160,069)
   Interest rate swap
      contracts                            --                    --                     --               27,557
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $(1,264,734)           $    8,493             $  (77,276)         $(2,029,896)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $  (294,547)           $ (176,140)            $  (34,890)         $(1,435,120)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $ 4,202,142            $2,110,107             $2,435,102          $ 4,895,795
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 3,272,765        $ 2,245,811        $  3,343,135        $  3,850,104
   Net realized gain (loss)              (631,672)           602,730             367,293            (156,918)
   Net change in unrealized
      appreciation (depreciation)         347,603           (501,713)           (974,424)           (736,198)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 2,988,696        $ 2,346,828        $  2,736,004        $  2,956,988
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 6,809,501        $ 4,582,385        $  4,309,009        $  4,107,303
   Withdrawals                         (9,594,679)        (6,331,168)        (14,387,224)        (17,376,284)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(2,785,178)       $(1,748,783)       $(10,078,215)       $(13,268,981)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $   203,518        $   598,045        $ (7,342,211)       $(10,311,993)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                  $64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $64,474,766        $43,260,021        $ 56,330,292        $ 69,509,069
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,587,954         $  4,280,034        $ 3,185,904            $  5,076,726
   Net realized gain (loss)                 (9,056)              29,738           (131,873)                630,398
   Net change in unrealized
      appreciation (depreciation)         (162,433)               7,301           (122,874)             (1,639,536)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 1,416,465         $  4,317,073        $ 2,931,157            $  4,067,588
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 3,366,902         $ 12,850,221        $ 6,471,395            $  7,401,642
   Withdrawals                          (4,549,359)         (14,548,820)        (8,202,615)            (16,674,894)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,182,457)        $ (1,698,599)       $(1,731,220)           $ (9,273,252)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $   234,008         $  2,618,474        $ 1,199,937            $ (5,205,664)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $29,154,959         $ 82,797,061        $57,548,392            $101,024,548
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $29,388,967         $ 85,415,535        $58,748,329            $ 95,818,884
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,496,689          $ 2,286,247             $ 2,469,992         $  6,330,915
   Net realized gain (loss)               970,187             (184,633)                 42,386              594,776
   Net change in unrealized
      appreciation (depreciation)      (1,264,734)               8,493                 (77,276)          (2,029,896)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,202,142          $ 2,110,107             $ 2,435,102         $  4,895,795
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  9,273,139          $10,460,995             $ 5,681,377         $ 10,163,485
   Withdrawals                        (13,812,339)          (5,687,013)             (7,628,407)         (17,512,878)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (4,539,200)         $ 4,773,982             $(1,947,030)        $ (7,349,393)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   (337,058)         $ 6,884,089             $   488,072         $ (2,453,598)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 83,614,080          $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,429,918        $ 2,291,222        $  3,439,559        $  4,131,727
   Net realized gain (loss)                  289,092             (7,330)            (31,213)            528,829
   Net change in unrealized
      appreciation (depreciation)          3,376,827          1,890,452           3,152,295           2,698,559
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,095,837        $ 4,174,344        $  6,560,641        $  7,359,115
------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  5,097,055        $ 2,754,558        $  5,977,345        $  5,961,143
   Withdrawals                           (14,575,028)        (6,500,149)        (11,932,414)        (15,207,018)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (9,477,973)       $(3,745,591)       $ (5,955,069)       $ (9,245,875)
------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (2,382,136)       $   428,753        $    605,572        $ (1,886,760)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 66,653,384        $42,233,223        $ 63,066,931        $ 81,707,822
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,482,541         $  4,340,685        $  3,244,927           $  5,477,870
   Net realized gain (loss)                  (162,158)            (392,872)           (249,932)             1,120,727
   Net change in unrealized
      appreciation (depreciation)           1,874,088            4,722,053           3,519,540              3,116,946
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,194,471         $  8,669,866        $  6,514,535           $  9,715,543
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,177,070         $  7,851,478        $  2,439,532           $  6,182,745
   Withdrawals                             (5,657,619)         (15,400,145)        (10,332,252)           (25,366,864)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,480,549)        $ (7,548,667)       $ (7,892,720)          $(19,184,119)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   713,922         $  1,121,199        $ (1,378,185)          $ (9,468,576)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $29,154,959         $ 82,797,061        $ 57,548,392           $101,024,548
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,511,484          $ 2,022,648             $ 2,448,483         $  6,200,845
   Net realized gain (loss)                 (294,985)            (228,422)                221,699           (1,340,966)
   Net change in unrealized
      appreciation (depreciation)          3,277,277            2,245,484               1,811,652            7,495,393
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,493,776          $ 4,039,710             $ 4,481,834         $ 12,355,272
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  6,075,017          $ 6,904,211             $ 5,334,316         $ 11,959,187
   Withdrawals                           (13,330,088)          (6,192,197)             (7,462,352)         (17,987,452)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $ (7,255,071)         $   712,014             $(2,128,036)        $ (6,028,265)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $    238,705          $ 4,751,724             $ 2,353,798         $  6,327,007
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 83,712,433          $35,069,729             $45,015,177         $115,776,058
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ALABAMA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.45%        0.46%       0.49%       0.46%       0.49%
   Expenses after custodian
      fee reduction                    0.44%        0.44%       0.48%       0.45%       0.47%
   Net investment income               5.21%        5.31%       5.57%       5.18%       5.21%
Portfolio Turnover                       25%          14%          8%         23%         23%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.86%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $64,475      $64,271     $66,653     $82,141     $94,777
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      ARKANSAS PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.40%        0.39%       0.46%       0.45%       0.44%
   Expenses after custodian
      fee reduction                    0.39%        0.37%       0.45%       0.43%       0.43%
   Net investment income               5.38%        5.48%       5.65%       5.25%       5.22%
Portfolio Turnover                       23%           9%         14%         24%         13%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.83%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $43,260      $42,662     $42,233     $50,491     $56,255
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       GEORGIA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.46%        0.45%       0.49%       0.46%       0.48%
   Expenses after custodian
      fee reduction                    0.45%        0.42%       0.47%       0.42%       0.47%
   Net investment income               5.55%        5.47%       5.69%       5.31%       5.29%
Portfolio Turnover                       18%           8%         13%         38%         19%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.82%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $56,330      $63,673     $63,067     $71,220     $87,251
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       KENTUCKY PORTFOLIO
                                  ------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.45%        0.48%       0.52%       0.49%        0.49%
   Expenses after custodian
      fee reduction                    0.44%        0.44%       0.50%       0.47%        0.48%
   Net investment income               5.25%        5.17%       5.75%       5.36%        5.38%
Portfolio Turnover                        5%          15%         11%         11%          15%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.39%          --          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $69,509      $79,821     $81,708     $97,762     $112,635
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      LOUISIANA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.40%        0.43%       0.39%       0.37%       0.39%
   Expenses after custodian
      fee reduction                    0.38%        0.40%       0.35%       0.34%       0.34%
   Net investment income               5.43%        5.28%       5.63%       5.16%       5.25%
Portfolio Turnover                       25%          14%         14%         20%         43%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.02%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $29,389      $29,155     $28,441     $32,668     $36,510
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MARYLAND PORTFOLIO
                                  ------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.48%        0.47%       0.51%       0.49%        0.48%
   Expenses after custodian
      fee reduction                    0.46%        0.42%       0.49%       0.46%        0.44%
   Net investment income               5.12%        5.30%       5.18%       5.05%        5.11%
Portfolio Turnover                       25%          18%          9%         31%          30%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.17%          --          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $85,416      $82,797     $81,676     $95,223     $105,152
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MISSOURI PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.44%        0.45%       0.49%       0.46%       0.47%
   Expenses after custodian
      fee reduction                    0.43%        0.43%       0.48%       0.44%       0.45%
   Net investment income               5.60%        5.65%       5.80%       5.28%       5.31%
Portfolio Turnover                        8%           8%          8%         21%         11%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.24%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $58,748      $57,548     $58,927     $68,264     $74,398
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     NORTH CAROLINA PORTFOLIO
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.48%         0.49%        0.52%        0.50%        0.51%
   Expenses after custodian
      fee reduction                    0.48%         0.46%        0.49%        0.49%        0.48%
   Net investment income               5.28%         5.34%        5.66%        5.24%        5.31%
Portfolio Turnover                       21%           28%          17%           3%          26%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.43%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $95,819      $101,025     $110,493     $129,330     $152,930
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        OREGON PORTFOLIO
                                  ------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.46%        0.48%       0.51%       0.48%        0.48%
   Expenses after custodian
      fee reduction                    0.45%        0.47%       0.50%       0.47%        0.48%
   Net investment income               5.46%        5.45%       5.63%       5.27%        5.28%
Portfolio Turnover                       21%          13%         25%         35%           9%
----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.28%          --          --          --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $83,614      $83,951     $83,712     $94,317     $103,755
----------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   SOUTH CAROLINA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.40%        0.39%       0.44%       0.43%       0.44%
   Expenses after custodian
      fee reduction                    0.38%        0.34%       0.42%       0.40%       0.43%
   Net investment income               5.49%        5.56%       5.77%       5.33%       5.37%
Portfolio Turnover                       15%          21%         12%         26%         21%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.07%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $46,706      $39,821     $35,070     $44,833     $50,117
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TENNESSEE PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.40%        0.41%       0.44%       0.42%       0.44%
   Expenses after custodian
      fee reduction                    0.38%        0.37%       0.42%       0.41%       0.42%
   Net investment income               5.27%        5.39%       5.61%       5.23%       5.20%
Portfolio Turnover                       19%          11%          9%         13%         21%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.38%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $47,857      $47,369     $45,015     $49,407     $53,709
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        VIRGINIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.49%         0.49%        0.54%        0.50%        0.52%
   Expenses after custodian
      fee reduction                    0.49%         0.47%        0.53%        0.48%        0.50%
   Net investment income               5.31%         5.28%        5.61%        5.26%        5.27%
Portfolio Turnover                       33%           39%          23%          17%           8%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.25%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $119,649      $122,103     $115,776     $137,624     $151,257
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective September 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to September 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of August 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN  DECREASE IN
                                              COST OF      NET UNREALIZED
    PORTFOLIO                                 SECURITIES   APPRECIATION
    ---------------------------------------------------------------------
    Alabama                                   $     6,668  $       (6,668)
    Arkansas                                       27,237         (27,237)
    Georgia                                        63,024         (63,024)
    Kentucky                                       20,056         (20,056)
    Louisiana                                     195,353        (195,353)
    Maryland                                       11,981         (11,981)
    Missouri                                       16,133         (16,133)
    North Carolina                                 52,943         (52,943)
    Oregon                                         90,485         (90,485)
    South Carolina                                 53,993         (53,993)
    Tennessee                                       1,442          (1,442)
    Virginia                                       23,488         (23,488)

   The effect of this change for the year ended August 31, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation (depreciation) by the following amounts:

                                                              NET           NET UNREALIZED
                                              NET INVESTMENT  REALIZED      APPRECIATION
    PORTFOLIO                                 INCOME          GAIN (LOSS)   (DEPRECIATION)
    --------------------------------------------------------------------------------------
    Alabama                                   $        3,167  $     (2,167) $       (1,000)
    Arkansas                                           4,566        (8,384)          3,818
    Georgia                                            7,178        (3,322)         (3,856)
    Kentucky                                          13,509          (102)        (13,407)
    Louisiana                                         44,901        (2,382)        (42,519)
    Maryland                                           4,627        (1,367)         (3,260)
    Missouri                                           3,351          (551)         (2,800)
    North Carolina                                    12,046        (6,448)         (5,598)
    Oregon                                            24,116          (527)        (23,589)
    South Carolina                                    13,825        (4,322)         (9,503)
    Tennessee                                          1,183        (1,539)            356
    Virginia                                          11,547       (11,926)            379

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2002, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Alabama                                   $201,138            0.32%
    Arkansas                                   102,707            0.25%
    Georgia                                    193,221            0.32%
    Kentucky                                   250,954            0.34%
    Louisiana                                   60,228            0.21%
    Maryland                                   297,073            0.36%
    Missouri                                   177,366            0.31%
    North Carolina                             359,869            0.37%
    Oregon                                     297,021            0.36%
    South Carolina                             102,780            0.25%
    Tennessee                                  126,082            0.27%
    Virginia                                   469,672            0.39%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2002, were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,354,593
    Sales                                      15,982,515

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,622,737
    Sales                                       9,768,428

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,615,808
    Sales                                      18,549,209

    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,676,894
    Sales                                      13,582,307

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,714,204
    Sales                                       7,226,859

    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $20,885,676
    Sales                                      20,436,079

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,374,825
    Sales                                       4,550,370

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $20,016,483
    Sales                                      26,455,392

    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,238,497
    Sales                                      18,028,878

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,713,308
    Sales                                       6,375,610
    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,942,332
    Sales                                       8,846,991
    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $39,092,456
    Sales                                      41,463,015

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2002, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,838,445
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,917,566
    Gross unrealized depreciation                 (405,516)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,512,050
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 39,721,626
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,745,437
    Gross unrealized depreciation                 (422,847)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,322,590
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 51,744,232
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,320,307
    Gross unrealized depreciation               (1,842,201)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,478,106
    ------------------------------------------------------

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 65,262,305
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,790,830
    Gross unrealized depreciation               (3,171,231)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,619,599
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 27,470,415
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,985,627
    Gross unrealized depreciation                  (78,022)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,907,605
    ------------------------------------------------------

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 82,049,858
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,406,004
    Gross unrealized depreciation               (3,493,890)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    912,114
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 53,387,251
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,893,612
    Gross unrealized depreciation                 (484,861)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,408,751
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 87,103,178
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,986,227
    Gross unrealized depreciation               (1,286,248)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,699,979
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 78,112,532
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,741,088
    Gross unrealized depreciation               (1,054,026)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,687,062
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 42,846,819
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,838,455
    Gross unrealized depreciation                 (323,049)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,515,406
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 43,742,909
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,208,310
    Gross unrealized depreciation                 (215,825)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,992,485
    ------------------------------------------------------
    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $110,668,737
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,168,194
    Gross unrealized depreciation                 (732,814)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,435,380
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at August 31, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Alabama                         12/02       51 U.S. Treasury Bond     Short         $ (48,118)
    ------------------------------------------------------------------------------------------------
    Georgia                         12/02       32 U.S. Treasury Bond     Short           (28,192)
    ------------------------------------------------------------------------------------------------
    Kentucky                        12/02       36 U.S. Treasury Bond     Short           (33,966)
    ------------------------------------------------------------------------------------------------
    Louisiana                       12/02       28 U.S. Treasury Bond     Short           (35,182)
    ------------------------------------------------------------------------------------------------
    Maryland                        12/02       26 U.S. Treasury Bond     Short           (24,531)
    ------------------------------------------------------------------------------------------------
    Missouri                        12/02       28 U.S. Treasury Bond     Short           (24,668)
    ------------------------------------------------------------------------------------------------
    North Carolina                  12/02       88 U.S. Treasury Bond     Short          (110,572)
    ------------------------------------------------------------------------------------------------
    South Carolina                  12/02       31 U.S. Treasury Bond     Short           (33,108)
    ------------------------------------------------------------------------------------------------
    Tennessee                       12/02       23 U.S. Treasury Bond     Short           (20,263)
    ------------------------------------------------------------------------------------------------
    Virginia                        12/02       139 U.S. Treasury Bond    Short          (174,653)

   At August 31, 2002, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the "Portfolios") as of August 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2002 and 2001 and supplementary data for each of the years in the five year period ended August 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2002, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2002

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), Alabama Municipals Portfolio (ALP), Arkansas Municipals Portfolio (ARP), Georgia Municipals Portfolio (GAP), Kentucky Municipals Portfolio (KYP), Louisiana Municipals Portfolio (LAP), Maryland Municipals Portfolio (MDP), Missouri Municipals Portfolio (MOP), North Carolina Municipals Portfolio (NCP), Oregon Municipals Portfolio (ORP), South Carolina Municipals Portfolio (SCP), Tennessee Municipals Portfolio (TNP) and Virginia Municipals Portfolio (VAP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH            PORTFOLIOS                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Since 1998                          President and Chief Executive Officer of
DOB: 11/28/59                                                                 National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment adviser) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Vice President   Vice President and Trustee of the   Chairman, President and Chief Executive
DOB: 11/9/41             and Trustee      Trust since 1985; of the            Officer of BMR, EVM and their corporate
                                          Portfolios since 1992               parent and trustee, Eaton Vance Corp.
                                                                              (EVC) and Eaton Vance, Inc. (EV)
                                                                              respectively; Director of EV; Vice
                                                                              President and Director of EVD. Trustee
                                                                              and/or officer of 178 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolios.


         NAME             NUMBER OF PORTFOLIOS
       AND DATE              IN FUND COMPLEX       OTHER DIRECTORSHIPS
       OF BIRTH          OVERSEEN BY TRUSTEE(1)           HELD
-----------------------
Jessica M. Bibliowicz                   173               None
DOB: 11/28/59
James B. Hawkes                         178          Director of EVC
DOB: 11/9/41

NONINTERESTED TRUSTEE(S)

                         POSITION(S)               TERM OF
         NAME             WITH THE               OFFICE AND
       AND DATE           TRUST AND               LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH          PORTFOLIOS                SERVICE                         DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee      Trustee of the Trust since 1986;    President of Dwight Partners, Inc.
DOB: 3/26/31                          of ALP, GAP, KYP, MDP, MOP, NCP,    (corporate relations and
                                      ORP, TNP and VAP since 1992; of     communications company).
                                      ARP, LAP and SCP since 1993
Samuel L. Hayes, III     Trustee      Trustee of the Trust since 1986;    Jacob H. Schiff Professor of Investment
DOB: 2/23/35                          of ALP, GAP, KYP, MDP, MOP, NCP,    Banking Emeritus, Harvard University
                                      ORP, TNP and VAP since 1992; of     Graduate School of Business
                                      ARP, LAP and SCP since 1993         Administration.
Norton H. Reamer         Trustee      Trustee of the Trust since 1985;    President, Unicorn Corporation (an
DOB: 9/21/35                          of ALP, GAP, KYP, MDP, MOP, NCP,    investment and financial advisory
                                      ORP, TNP and VAP since 1992; of     services company) (since September
                                      ARP, LAP and SCP since 1993         2000). Chairman, Hellman, Jordan
                                                                          Management Co., Inc. (an investment
                                                                          management company) (since November
                                                                          2000). Advisory Director, Berkshire
                                                                          Capital Corporation (investment banking
                                                                          firm) (since June 2002). Formerly,
                                                                          Chairman of the Board, United Asset
                                                                          Management Corporation (a holding
                                                                          company owning institutional investment
                                                                          management firms) and Chairman,
                                                                          President and Director, UAM Funds
                                                                          (mutual funds).
Lynn A. Stout            Trustee      Since 1998                          Professor of Law, University of
DOB: 9/14/57                                                              California at Los Angeles School of Law
                                                                          (since July 2001). Formerly, Professor
                                                                          of Law, Georgetown University
                                                                          Law Center.
Jack L. Treynor          Trustee      Trustee of the Trust since 1985;    Investment Adviser and Consultant.
DOB: 2/21/30                          of ALP, GAP, KYP, MDP, MOP, NCP,
                                      ORP, TNP and VAP since 1992; of
                                      ARP, LAP and SCP since 1993
------------------------------------------------------------------------------------------------------------------


         NAME             NUMBER OF PORTFOLIOS
       AND DATE              IN FUND COMPLEX       OTHER DIRECTORSHIPS
       OF BIRTH          OVERSEEN BY TRUSTEE(1)           HELD
-----------------------
Donald R. Dwight                        178        Trustee/Director of
DOB: 3/26/31                                         the Royce Funds
                                                     (mutual funds)
                                                    consisting of 17
                                                       portfolios
Samuel L. Hayes, III                    178            Director of
DOB: 2/23/35                                         Tiffany & Co.
                                                  (specialty retailer)
                                                     and Director of
                                                      Telect, Inc.
                                                   (telecommunication
                                                    services company)
Norton H. Reamer                        178               None
DOB: 9/21/35

Lynn A. Stout                           173               None
DOB: 9/14/57

Jack L. Treynor                         170               None
DOB: 2/21/30

-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                    POSITION(S)                                  TERM OF
         NAME                         WITH THE                                 OFFICE AND
       AND DATE                      TRUST AND                                  LENGTH OF
       OF BIRTH                      PORTFOLIOS                                  SERVICE
------------------------------------------------------------------------------------------------------------
William H. Ahern         Vice President of ALP, KYP and MDP  Vice President of ALP since 1997; of KYP since
DOB: 7/28/59                                                 1998; of MDP since 2000
Cynthia J. Clemson       Vice President of GAP, MOP and TNP  Since 1995
DOB: 3/2/63
Thomas J. Fetter         President                           Since 1993
DOB: 8/20/43
Robert B. MacIntosh      Vice President                      Since 1993
DOB: 1/22/57
Thomas M. Metzold        Vice President of ARP and ORP       Vice President of ARP since 2000; of ORP
DOB: 8/5/58                                                  since 1996
Alan R. Dynner           Secretary                           Since 1997
DOB: 10/10/40
Kristin S. Anagnost      Treasurer of LAP, MOP, ORP and TNP  Since 2002
DOB: 6/12/65
Barbara E. Campbell      Treasurer of ALP, ARP, GAP, KYP,    Since 2002
DOB: 6/19/57             MDP, NCP, SCP and VAP
James L. O'Connor        Treasurer of the Trust              Since 1989
DOB: 4/1/45
------------------------------------------------------------------------------------------------------------


         NAME
       AND DATE                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                   DURING PAST FIVE YEARS
-----------------------
William H. Ahern          Vice President of EVM and BMR. Officer
DOB: 7/28/59              of 34 investment companies managed by
                                       EVM or BMR.
Cynthia J. Clemson        Vice President of EVM and BMR. Officer
DOB: 3/2/63               of 16 investment companies managed by
                                       EVM or BMR.
Thomas J. Fetter          Vice President of EVM and BMR. Officer
DOB: 8/20/43              of 115 investment companies managed by
                                       EVM or BMR.
Robert B. MacIntosh       Vice President of EVM and BMR. Officer
DOB: 1/22/57              of 114 investment companies managed by
                                       EVM or BMR.
Thomas M. Metzold         Vice President of EVM and BMR. Officer
DOB: 8/5/58              of 6 investment companies managed by EVM
                                         or BMR.
Alan R. Dynner             Vice President, Secretary and Chief
DOB: 10/10/40            Legal Officer of BMR, EVM, EVD and EVC.
                           Officer of 178 investment companies
                                  managed by EVM or BMR.
Kristin S. Anagnost      Assistant Vice President of EVM and BMR.
DOB: 6/12/65               Officer of 106 investment companies
                           managed by EVM or BMR (since January
                         1998). Formerly, Manager at Chase Global
                                 Funds Services Company.
Barbara E. Campbell       Vice President of EVM and BMR. Officer
DOB: 6/19/57              of 178 investment companies managed by
                                       EVM or BMR.
James L. O'Connor          Vice President of BMR, EVM and EVD.
DOB: 4/1/45                Officer of 100 investment companies
                                  managed by EVM or BMR.
-----------------------

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained without charge by calling 1-800-225-6265.